Document and Entity Information	May 21, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 21, 2020
Entity Registrant Name	CENTERSTATE BANK CORPORATION
Entity Central Index Key	0001102266
Entity Emerging Growth Company	false
Entity File Number	000-32017
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-3606741
Entity Address, Address Line One	1101 First Street South
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Winter Haven
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33880
City Area Code	863
Local Phone Number	293-4710
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common stock
Trading Symbol	CSFL
Name of each exchange on which registered	NASDAQ